THE JAPAN FUND, INC.

Semiannual Report
June 30, 2001




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                                Classes S Shares
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                                     [LOGO]








                        Zurich Scudder Investments, Inc.
                               Investment Advisor

Contents
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   3     Letter from the Chairman and President

   4     Performance Summary

   6     Portfolio Management Review

  12     Portfolio Summary

  14     Investment Portfolio

  18     Financial Statements

  22     Financial Highlights

  23     Notes to Financial Statements

  30     Account Management Resources

  31     Officers and Directors






The Japan Fund, Inc.                        Ticker Symbol    Fund Number
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Class S                                        SJPNX            069
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Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from myScudder.com, talk to your financial representative or call Shareholder Services at 1-800-53-JAPAN. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Chairman and President
--------------------------------------------------------------------------------

Dear Shareholder,

The first half of 2001 has been an extraordinary challenge for Japanese equity markets, as the discouraging economic trends of 2000 continued into 2001. Japan's domestic economy has remained at a standstill under the pressures of deflation and lackluster consumption. Although there has been a significant political shift in Japan which could, ultimately, prove to be very positive for the country's economy, weathering the transition in a sensitive global market has taken a toll on consumer and investor confidence.

The Japan Fund, Inc. was not immune to the economic environment in Japan. For the six-month period ended June 30, 2001, the fund's Class S shares return declined 11.72%. It is always hard to watch the value of your investment decline; however, we believe that the fund remains a compelling investment option for long-term investors who are looking for opportunities in the world's second largest economy. We remain confident that our investment team will continue to uncover those opportunities as they have in the past. A detailed discussion of the fund's performance is provided in the following interview with the fund's portfolio manager.

Thank you for your continued investment in The Japan Fund, Inc.

Sincerely,

/s/William L. Givens                                       /s/Lynn S. Birdsong

William L. Givens                                          Lynn S. Birdsong
Chairman                                                   President

Performance Summary                                                June 30, 2001
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--------------------------------------------------------------------------------
Average Annual Total Returns
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The Japan Fund, Inc.         6-Month    1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
Class S                      -11.72%    -33.02%     18.00%      5.18%      2.69%
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TOPIX+                        -7.08%    -30.51%      5.61%     -7.74%     -2.34%
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Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

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Net Asset Value
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                                                                       Class S
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6/30/01                                                             $    8.81
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12/31/00                                                            $    9.98
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Class S Lipper Rankings
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                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      27      of      56           48
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3-Year                                       3      of      35            9
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5-Year                                       1      of      23            4
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10-Year                                      1      of       4           25
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Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                     The Japan Fund, Inc.
                          -- Class S                TOPIX+

       '91                    10000                 10000
       '92                     7986                  7437
       '93                    10265                 11165
       '94                    12001                 12852
       '95                     8725                 10688
       '96                    10135                 11809
       '97                    10190                 10254
       '98                     7940                  6701
       '99                    12448                  8839
       '00                    19474                 11358
       '01                    13043                  7892

                          Yearly periods ended June 30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Comparative Results
--------------------------------------------------------------------------------
                                        1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
The Japan Fund,    Growth of $10,000    $6,698     $16,428    $12,870    $13,043
Inc. -- Class S
                   -------------------------------------------------------------
                   Average annual
                   total return         -33.02%    18.00%      5.18%      2.69%
--------------------------------------------------------------------------------
TOPIX+             Growth of $10,000    $6,949     $11,779    $6,685     $7,892
                   -------------------------------------------------------------
                   Average annual
                   total return         -30.51%     5.61%     -7.74%     -2.34%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

+ The Tokyo Stock Exchange Stock Price Index (TOPIX) is an unmanaged capitalization-weighted measure (adjusted in U.S. dollars) of all shares listed on the first section of the Tokyo Stock Exchange. Index returns assume dividends are reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

On May 1, 2000, existing shares of the Fund were redesignated as Class S. The total return information provided is for the Fund's Class S shares. Shareholders redeeming shares held less than six months will have a lower total return due to the effect of the 2% redemption fee.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
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The Japan Fund, Inc.: A Team Approach to Investing

The Japan Fund, Inc. is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Seung Kwak assumed responsibility for the fund's investment strategy and daily operation in 1994 and has been a member of the portfolio management team since 1989. Mr. Kwak has directed our Tokyo-based research effort since he joined the Advisor in 1988.

Sean Lenihan, portfolio manager, helps set the fund's general investment strategy. Mr. Lenihan began his investment career in 1994 and joined the Advisor in 2001. He became a member of the portfolio management team in 2001.

In the following interview, Portfolio Managers Seung Kwak and Sean Lenihan discuss the market environment and political environment in Japan and The Japan Fund, Inc.'s strategy and performance during the six-month period ended June 30, 2001.

Q: How would you characterize the Japanese equity market for the six-month period?

Portfolio Manager: The past six months have seen an extraordinary challenge for Japanese equity markets; indeed, the Tokyo Stock Exchange Index (TOPIX) was among the worst-performing major indices in the world during the period. This is not surprising given the various pressures exerted on the economy during this time. There has been a significant political shift, which in our view could ultimately be very positive for the country. Nonetheless, weathering the transition in a sensitive global market has taken a toll on consumer and investor confidence. Similarly, the much needed, albeit painful, process of structural reform is under way. There is also the matter of a persistently weak yen against a persistently strong U.S. dollar, and finally, in an increasingly correlated global market, technology and related companies in Japan suffered as these sectors underwent corrections of one degree or another throughout the period. On the flip side, however, we have seen increasing evidence that individual companies in many sectors are making determined and effective efforts to cut costs and increase their return on capital even without sales growth.

Q: How did The Japan Fund perform in this environment?

Portfolio Manager: For the six-month period ended June 30, 2001, The Japan Fund's Class S shares declined 11.72% (in U.S. dollar terms), compared with its average peer in Lipper's Japanese funds category, which fell 8.40%. The TOPIX fared slightly better, returning -7.08% (in U.S. dollar terms) for the period. According to

Lipper, Inc., the fund maintains top-quintile rankings among Japanese funds for the three-, five- and 10-year periods.^1 Our analysis reveals that our sector allocations did the most harm, though our stock selection did help to offset some of the damage. Specifically, we were light in automobiles and utilities as well as a number of traditional sectors that have been neglected. As value took the stage over the past six months, this has hampered the fund's performance. We generally do not, however, view these latter industries as good long-term investments for our shareholders, as they typically have little earnings-growth prospects. With respect to our underweight position in motors, we believe that the U.S. auto market, which generates roughly 90% of Japanese auto manufacturers' profits, is close to a peak. Additionally, we estimate that the future value of utilities stocks is lower relative to current share prices. Electric power and gas in Japan is in the process of deregulation, and new competition will likely lead to significant downward pressure on prices over the long term. With respect to positive stock selection, we sold out of NTT roughly six months ago, preferring to hold the purer mobile exposure of NTT Docomo. NTT fell sharply just recently, as domestic telephone prices and recent usage reports proved disappointing. Mitsubishi Corp. served us well on the back of good progress in cost cutting and increasing return on equity, and the profit outlook has improved for Fuji Photo Film because of the weaker yen and the consolidation of Xerox.

In terms of our strategy, we continue to search for companies that we believe are undervalued relative to their future value three years out. Recently, we have added to

^1 Class S shares ranked 27, 3, 1, and 1 for the 1-, 3-, 5-, and 10-year periods as of June 30, 2001. There were 56, 35, 23, and 4 funds, respectively, in Lipper's Japanese Funds category. Performance includes reinvestment of dividends and capital gains and is no guarantee of future results.

     Source: Lipper, Inc. as of June 30, 2001.

domestic companies with quality management and have initiated weightings in Toppan Printing and Dai Nippon Printing. We continue to keep the portfolio's exposure to the yen close to neutral by purchasing exporters such as Sharp.

Q: Can you provide more detail on the political transition you mentioned earlier?

Portfolio Manager: Twelve months ago, in the wake of former Prime Minister Keizo Obuchi's debilitating illness and eventual death in April of 2000, Japan was headed by a significantly fragile government directed by Yoshiro Mori. This administration lacked both the resolve and the political consensus to find long-term solutions to Japan's increasingly complex financial and economic concerns. With this inheritance and little political savvy, Mori's public approval rating declined steadily to nine percent. His mutually agreed-upon resignation occurred in April, heralding the appointment of Junichiro Koizumi as interim prime minister. Koizumi landed this role on a platform of reform backed by overwhelming and somewhat surprising popular support. The Liberal Democratic Party's good showing in the Upper House elections after the period has reinforced his position. During the past quarter, Koizumi set out a strategy that focuses on seven key areas, including solving Japanese banks' nonperforming-loan problems, reducing the public sector's size, and encouraging share ownership. Legislation to allow direct contribution plans has passed, but other than that, little action has followed the prime minister's words of intent. We did not, however, really expect radical changes prior to the July Upper House elections, which award more confidence than an interim appointment. That said, while Koizumi's administration should stay in power, the obstacle to real reform continues to be the lack of a firmer political consensus. We anticipate that adherents to the old political model may be able to slow down, but not stop Thatcher-style changes, including control of the budget deficit and closing down traditional industries which are no longer viable.

Q: What does this mean for The Japan Fund?

Portfolio Manager: We believe that political reform will eventually be reflected in Japan's economy, and down the road, in the equity market. Since the middle of last year, the Japanese economy has slowed to a virtual standstill, and the classic symptoms of a slowdown are quite apparent on the supply side. The Bank of Japan's new policy of directly targeting deflation has had little effect thus far, so with ever-present deflation functioning as a deterrent to private spending, we expect declines in economic growth over the next year or so, with the potential for a positive turn in 2003. This is our economic Ice Age. The recovery will depend on the willingness of businesses, at home and abroad, to invest, as well as the spread of consumer confidence from the top-quintile income earners to the rest of the population. Historically, reform has attracted foreign interest; we expect that this pattern will repeat itself in Japan, and an increase in foreign investment could prove positive for the yen and the market overall. Despite what we may read in the papers, consumer demand has been buoyed to an extent by high-income earners, who account for 35% of total spending, and roughly 30% of total leisure spending. Fiscal stimulus could facilitate the spread of this confidence, and secular trends don't hurt either. Fifteen years ago, Japanese consumers with money chose goods by relying on a brand name. Today, they have more time, more mobility, and more confidence in their own judgment, and with the Internet, more choice is available.

Q: What is your outlook for the next six months or so?

Portfolio Manager: In our view, the odds that Prime Minister Koizumi can introduce structural reform in Japan have improved. Public support for the prime minister is evident both from opinion polls and from the fact that despite Koizumi's warnings that reform will mean economic pain, the Liberal Democratic Party (LDP) experienced success during Tokyo's recent municipal elections. This should bolster both Koizumi's power base within the LDP and his confidence to start tackling vested interests. Significant implementation risk remains on a number of levels. The conservative element in the LDP and its supporters such as the construction industry are likely to forcefully resist change. The economic environment is generally not ready for fiscal reform, as nominal growth is likely to be negative for the next couple of years, and it will take time for the Bank of Japan to eliminate deflation. Moreover, the market is worrying about the economic impact of reform, without apparently giving any credit to Koizumi for his commitment to it. All of these factors could derail him, and could lead to volatile markets over the next few months. From a longer-term perspective, however, political developments have, in our view, been encouraging.

Our overall strategy has not changed. Our philosophy remains focused on companies' "future value" two to three years out, and minimal unintended risk. Given the wide range of possible scenarios in Japan and globally, we are paying particular attention to our risk management process to keep the portfolio's exposure to external variables, including currency and economic growth, close to neutral.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  June 30, 2001
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--------------------------------------------------------------------------------
Asset Allocation                                       6/30/01       12/31/00
--------------------------------------------------------------------------------
Equity Holdings                                            97%            99%
Cash Equivalents                                            3%             1%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Sector Diversification (excludes cash equivalents)     6/30/01       12/31/00
--------------------------------------------------------------------------------
Manufacturing                                              28%            21%
Financial                                                  23%            24%
Service Industries                                         10%             6%
Consumer Staples                                            9%            10%
Technology                                                  8%            12%
Communications                                              6%             7%
Health                                                      6%             7%
Durables                                                    5%             --
Media                                                       3%             --
Transportation                                              1%             4%
Consumer Discretionary                                      --             4%
Energy                                                      --             3%
Other                                                       1%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
Ten Largest Equity Holdings* (35% of Portfolio)
--------------------------------------------------------------------------------
 1. NTT Docomo, Inc.                                                         5%
    Provider of various telecommunication services and equipment
--------------------------------------------------------------------------------
 2. Canon, Inc.                                                              4%
    Producer of visual image and information equipment
--------------------------------------------------------------------------------
 3. Nomura Securities Co., Ltd.                                              4%
    Provider of financial services
--------------------------------------------------------------------------------
 4. Toyota Motor Corp.                                                       4%
    Manufacturer of diversified automotive products
--------------------------------------------------------------------------------
 5. Sharp Corp.                                                              3%
    Manufacturer of consumer and industrial electronics
--------------------------------------------------------------------------------
 6. Fuji Photo Film Co., Ltd.                                                3%
    Manufacturer of film and cameras
--------------------------------------------------------------------------------
 7. Toppan Printing Co., Ltd.                                                3%
    Provider of commercial and publication printing services
--------------------------------------------------------------------------------
 8. Sony Corp.                                                               3%
    Manufacturer of consumer and industrial electronic equipment
--------------------------------------------------------------------------------
 9. Mitsubishi Corp.                                                         3%
    Operator of a general trading company
--------------------------------------------------------------------------------
10. Daikin Industries, Ltd.                                                  3%
    Manufacturer of air conditioning equipment
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                             as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                    Principal
                                                   Amount ($)        Value ($)
--------------------------------------------------------------------------------
Repurchase Agreements 2.9%
--------------------------------------------------------------------------------

Salomon Smith Barney, 4.07% to be repurchased at
  $13,155,460 on 7/2/2001* (Cost $13,151,000)       13,151,000      13,151,000
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Common Stocks 97.1%
--------------------------------------------------------------------------------

Consumer Discretionary 1.0%
--------------------------------------------------------------------------------

Hotels & Casinos 0.4%
Aruze Corp.                                             49,600       1,884,979
--------------------------------------------------------------------------------

Recreational Products 0.6%
Oriental Land Co., Ltd.                                 35,300       2,620,790
--------------------------------------------------------------------------------

Consumer Staples 9.0%
--------------------------------------------------------------------------------

Consumer Electronic & Photographic 6.2%
Fuji Photo Film Co., Ltd.                              342,000      14,752,135
Sony Corp.                                             207,600      13,648,587
--------------------------------------------------------------------------------
                                                                    28,400,722
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Food & Beverage 2.8%
Ajinomoto Co., Inc.                                    860,000       9,225,737
Katokichi Co., Ltd.                                     96,900       2,291,882
Rock Field Co., Ltd.                                    50,800       1,303,347
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                                                                    12,820,966
--------------------------------------------------------------------------------

Health 6.0%
--------------------------------------------------------------------------------

Health Industry Services 1.1%
Nichii Gakkan Co.                                      118,700       5,377,070
--------------------------------------------------------------------------------

Pharmaceuticals 4.9%
Chugai Pharmaceutical Co., Ltd.                         22,000         334,608
Eisai Co., Ltd.                                        158,000       3,540,669
Taisho Pharmaceutical Co., Ltd.                        306,000       5,753,217
Takeda Chemical Industries, Ltd.                       179,000       8,323,913
Yamanouchi Pharmaceutical Co., Ltd.                    160,000       4,489,878
--------------------------------------------------------------------------------
                                                                    22,442,285
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Communications 5.2%
--------------------------------------------------------------------------------

Telephone/Communications
NTT Docomo, Inc.                                         1,377      23,957,426
--------------------------------------------------------------------------------

Financial 22.4%
--------------------------------------------------------------------------------

Banks 8.7%
Bank of Yokohama, Ltd.                               2,828,000      11,518,332
Sumitomo Mitsui Banking Corp.                        1,452,400      11,994,163
The Sumitomo Trust & Banking Co., Ltd.               1,137,000       7,156,103
The Chiba Bank, Ltd.                                 2,584,000       9,343,628
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                                                                    40,012,226
--------------------------------------------------------------------------------

Business Finance 2.2%
Mizuho Holdings, Inc.                                    2,145       9,974,744
--------------------------------------------------------------------------------

Other Financial Companies 9.9%
Daiwa Securities Group, Inc.                         1,009,000      10,557,186
Japan Securities Finance Co., Ltd.                     416,000       1,654,328
Nikko Securities Co., Ltd.                           1,228,000       9,835,815
Nomura Securities Co., Ltd.                            922,000      17,667,509
ORIX Corp.                                              52,360       5,092,217
--------------------------------------------------------------------------------
                                                                    44,807,055
--------------------------------------------------------------------------------

Real Estate 1.6%
Mitsubishi Estate Co., Ltd.                            243,000       2,234,684
Mitsui Fudosan Co., Ltd.                               506,000       5,452,508
--------------------------------------------------------------------------------
                                                                     7,687,192
--------------------------------------------------------------------------------

Service Industries 12.3%
--------------------------------------------------------------------------------

Environmental Services 1.3%
Sanix, Inc.                                            112,250       5,669,874
--------------------------------------------------------------------------------

Miscellaneous Commercial Services 2.8%
Benesse Corp.                                          176,700       5,539,363
Itochu Corp.                                         1,185,000       4,816,957
Secom Co., Ltd.                                         49,500       2,762,237
--------------------------------------------------------------------------------
                                                                    13,118,557
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Miscellaneous Consumer Services 4.1%
Mitsubishi Corp.                                     1,644,000      13,246,903
Yamada Denki Co., Ltd.                                  65,900       5,389,296
--------------------------------------------------------------------------------
                                                                    18,636,199
--------------------------------------------------------------------------------

Printing/Publishing 4.1%
Dai Nippon Printing Co., Ltd.                          362,000       4,417,430
Toppan Printing Co., Ltd.                            1,371,000      14,102,971
--------------------------------------------------------------------------------
                                                                    18,520,401
--------------------------------------------------------------------------------

Durables 5.1%
--------------------------------------------------------------------------------

Automobiles 4.5%
Honda Motor Co., Ltd.                                  101,000       4,437,603
Toyota Motor Corp.                                     453,000      15,944,438
--------------------------------------------------------------------------------
                                                                    20,382,041
--------------------------------------------------------------------------------

Telecommunications Equipment 0.6%
Japan Radio Co., Ltd.                                  561,000       2,923,632
--------------------------------------------------------------------------------

Manufacturing 26.8%
--------------------------------------------------------------------------------

Chemicals 2.0%
Shin-Etsu Chemical Co., Ltd.                           244,000       8,959,872
--------------------------------------------------------------------------------

Diversified Manufacturing 2.2%
NGK Insulators Ltd.                                    655,000       5,750,451
Sumitomo Electric Industries Ltd.                      373,000       4,228,679
--------------------------------------------------------------------------------
                                                                     9,979,130
--------------------------------------------------------------------------------

Electrical Products 5.6%
Sharp Corp.                                          1,138,000      15,510,924
Toshiba Corp.                                        1,049,000       5,542,522
Yaskawa Electric Corp.                                 929,000       4,580,758
--------------------------------------------------------------------------------
                                                                    25,634,204
--------------------------------------------------------------------------------

Industrial Specialty 6.4%
Asahi Glass Co., Ltd.                                  830,000       6,894,207
Daikin Industries, Ltd.                                668,000      12,371,858
Yokogawa Electric Corp.                              1,143,000      10,172,219
--------------------------------------------------------------------------------
                                                                    29,438,284
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Machinery/Components/Controls 4.0%
Keyence Corp.                                           20,700       4,107,637
Misumi Corp.                                            74,151       3,608,712
NGK Spark Plug Co., Ltd.                               499,000       4,680,938
NSK Ltd.                                               473,000       2,044,073
SMC Corp.                                               36,600       3,917,499
--------------------------------------------------------------------------------
                                                                    18,358,859
--------------------------------------------------------------------------------

Office Equipment/Supplies 4.1%
Canon, Inc.                                            465,000      18,790,138
--------------------------------------------------------------------------------

Wholesale Distributors 2.5%
Mitsui & Co., Ltd.                                   1,668,000      11,220,301
--------------------------------------------------------------------------------

Technology 8.0%
--------------------------------------------------------------------------------

Diverse Electronic Products 1.2%
Matsushita Electric Industrial Co., Ltd.               360,000       5,634,155
--------------------------------------------------------------------------------

Electronic Components/Distributors 5.3%
Murata Manufacturing Co., Ltd.                         107,600       7,151,766
NEC Corp.                                              528,000       7,133,133
Nidec Corp.                                             40,200       2,091,786
Rohm Co., Ltd.                                          51,000       7,924,474
--------------------------------------------------------------------------------
                                                                    24,301,159
--------------------------------------------------------------------------------

Semiconductors 1.5%
Tokyo Electron Ltd.                                    112,000       6,779,715
--------------------------------------------------------------------------------

Transportation 1.3%
--------------------------------------------------------------------------------

Railroads
East Japan Railway Co.                                     697       4,023,572
West Japan Railway Co.                                     339       1,837,351
--------------------------------------------------------------------------------
                                                                     5,860,923
--------------------------------------------------------------------------------
Total Common Stocks (Cost $482,371,308)                            444,192,899
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $495,522,308)           457,343,899
--------------------------------------------------------------------------------

* Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a) The cost for federal income tax purposes was $497,083,428. At June 30, 2001, net unrealized depreciation for all securities based on tax cost was $39,739,529. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,612,712 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $63,352,241.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
------------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------------
Investments in securities, at value (cost $495,522,308)           $   457,343,899
------------------------------------------------------------------------------------------
Cash                                                                            7
------------------------------------------------------------------------------------------
Receivable for investments sold                                         2,906,883
------------------------------------------------------------------------------------------
Dividends receivable                                                    1,209,594
------------------------------------------------------------------------------------------
Interest receivable                                                         2,898
------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                         5,448,285
------------------------------------------------------------------------------------------
Due from Advisor                                                          148,175
------------------------------------------------------------------------------------------
Other assets                                                                7,178
------------------------------------------------------------------------------------------
Total assets                                                          467,066,919
------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------
Payable for investments purchased                                       3,736,120
------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        3,393,494
------------------------------------------------------------------------------------------
Accrued management fee                                                    394,304
------------------------------------------------------------------------------------------
Other accrued expenses and payables                                       614,464
------------------------------------------------------------------------------------------
Total liabilities                                                       8,138,382
------------------------------------------------------------------------------------------
Net assets, at value                                              $   458,928,537
------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net investment loss                                       (1,627,273)
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
------------------------------------------------------------------------------------------
  Investments                                                        (38,178,409)
------------------------------------------------------------------------------------------
  Foreign currency related transactions                                  (36,571)
------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                 (57,191,606)
------------------------------------------------------------------------------------------
Paid-in capital                                                       555,962,396
------------------------------------------------------------------------------------------
Net assets, at value                                                  458,928,537
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2001 (Unaudited) (continued)
------------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($456,588,953 /
51,849,976 shares of capital stock outstanding, $.333 par value, 300,000,000
shares authorized) (a)                                                         $      8.81
------------------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($1,543,623 / 176,265 shares of capital stock outstanding, $.333
par value, 100,000,000 shares authorized)                                      $      8.76
------------------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $8.76)                        $      9.29
------------------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($184,180 / 21,096 outstanding shares of capital stock, $.333 par value, 50,000,000
shares authorized)                                                             $      8.73
------------------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) per share ($611,781 / 70,054 outstanding shares of capital stock, $.333 par value, 50,000,000
shares authorized)                                                             $      8.73
------------------------------------------------------------------------------------------

(a) Redemption price per share for shares held less than six months is equal to net asset value less a 2.00% redemption fee.

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------
Statement of Operations for the six months ended June 30, 2001 (Unaudited)
------------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $256,695)             $     1,453,271
------------------------------------------------------------------------------------------
Interest                                                                  295,935
------------------------------------------------------------------------------------------
Total Income                                                            1,749,206
------------------------------------------------------------------------------------------
Expenses:
Management fee                                                          1,853,525
------------------------------------------------------------------------------------------
Services to shareholders                                                  548,619
------------------------------------------------------------------------------------------
Custodian and accounting fees                                             182,934
------------------------------------------------------------------------------------------
Distribution services fees                                                  1,222
------------------------------------------------------------------------------------------
Administrative services fees                                                1,096
------------------------------------------------------------------------------------------
Auditing                                                                   32,496
------------------------------------------------------------------------------------------
Legal                                                                      52,829
------------------------------------------------------------------------------------------
Directors' fees and expenses                                               51,980
------------------------------------------------------------------------------------------
Reports to shareholders                                                    90,157
------------------------------------------------------------------------------------------
Registration fees                                                          59,060
------------------------------------------------------------------------------------------
Other                                                                     133,073
------------------------------------------------------------------------------------------
Total expenses, before expense reductions                               3,006,991
------------------------------------------------------------------------------------------
Expense reductions                                                           (756)
------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                3,006,235
------------------------------------------------------------------------------------------
Net investment income (loss)                                           (1,257,029)
------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
------------------------------------------------------------------------------------------
Net realized gain (loss) from:
------------------------------------------------------------------------------------------
Investments                                                           (42,427,890)
------------------------------------------------------------------------------------------
Foreign currency related transactions                                      55,527
------------------------------------------------------------------------------------------
                                                                      (42,372,363)
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
------------------------------------------------------------------------------------------
Investments                                                           (19,410,760)
------------------------------------------------------------------------------------------
Foreign currency related transactions                                     (34,949)
------------------------------------------------------------------------------------------
                                                                      (19,445,709)
------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            (61,818,072)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  (63,075,101)
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------
                                                  Six Months Ended   Year Ended
                                                   June 30, 2001    December 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2000
------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $   (1,257,029)  $   (3,348,704)
------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                        (42,372,363)     196,630,282
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on       (19,445,709)    (389,559,834)
investment transactions during the period
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     (63,075,101)    (196,278,256)
------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class S                                                     --     (33,374,786)
------------------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                                  --         (20,297)
------------------------------------------------------------------------------------------
  Class S                                                     --    (102,348,513)
------------------------------------------------------------------------------------------
  Class A                                                     --         (40,862)
------------------------------------------------------------------------------------------
  Class B                                                     --          (8,344)
------------------------------------------------------------------------------------------
  Class C                                                     --          (1,812)
------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                           398,581,387    3,614,123,087
------------------------------------------------------------------------------------------
Reinvestment of distributions                                 --     121,136,708
------------------------------------------------------------------------------------------
Cost of shares redeemed                            (436,059,135)  (3,933,451,734)
------------------------------------------------------------------------------------------
Redemption fees                                         493,069               --
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  (36,984,679)    (198,191,939)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets                  (100,059,780)    (530,264,809)
------------------------------------------------------------------------------------------
Net assets at beginning of period                   558,988,317    1,089,253,126
------------------------------------------------------------------------------------------
Net assets at end of period (including
accumulated net investment loss of $1,627,273
and accumulated distributions in excess of net
investment income of $370,244, respectively)    $   458,928,537  $   558,988,317
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class S

----------------------------------------------------------------------------------
Years Ended December 31          2001^a     2000    1999    1998    1997    1996
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                         $ 9.98      $16.41  $ 8.33  $ 6.77  $ 8.33  $ 9.44
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^b (.01)       (.05)   (.02)   (.01)   (.03)   (.03)
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (1.17)      (3.97)   9.95    1.65  (1.16)  (1.00)
----------------------------------------------------------------------------------
  Total from investment
  operations                    (1.18)      (4.02)   9.93    1.64  (1.19)  (1.03)
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --          --    (.08)     --      --      --
----------------------------------------------------------------------------------
  Net realized gains on
  investment transactions          --       (1.83)  (1.77)     --      --      --
----------------------------------------------------------------------------------
  In excess of net investment
  income                           --        (.58)     --    (.08)   (.37)   (.08)
----------------------------------------------------------------------------------
  Total distributions              --       (2.41)  (1.85)   (.08)   (.37)   (.08)
----------------------------------------------------------------------------------
Redemption fees                   .01^d        --      --      --      --      --
----------------------------------------------------------------------------------
Net asset value, end of period $ 8.81      $ 9.98  $16.41 $ 8.33  $ 6.77  $ 8.33
----------------------------------------------------------------------------------
Total Return (%)               (11.72)^c** (27.28) 119.88  24.29  (14.40) (10.92)
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                      457         558   1,089     347     265     386
----------------------------------------------------------------------------------
Ratio of expenses (%)            1.23*       1.08    1.00    1.26    1.21   1.16
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                       (.51)*      (.40)   (.20)   (.14)   (.38)  (.34)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)        81*         74     114      90      96     73
----------------------------------------------------------------------------------

^a   For the six months ended June 30, 2001 (Unaudited).

^b   Based on monthly average shares outstanding during the period.

^c Shareholders redeeming shares held less than six months will have a lower total return due to the effect of the 2% redemption fee.

^d   Less than $.005 per share

*    Annualized

**   Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

A. Significant Accounting Policies

The Japan Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Maryland Corporation.

The Fund offers multiple classes of shares. On October 2, 2000, the Fund commenced offering Class AARP shares. Shares of Class AARP were especially designed for members of AARP and were not subject to initial or contingent deferred sales charges. Effective December 29, 2000, Class AARP shares were closed to new investors and on March 31, 2001 were liquidated. The multiple classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges. Certain detailed financial information for the Class S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used.

Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date).

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. Under the United States-Japan tax treaty, Japan imposes a withholding tax of 15% on dividends and 10% on interest. There is currently no Japanese withholding tax on realized capital gains.

From November 1, 2000 through December 31, 2000, the Fund incurred approximately $12,600,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 2001.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures, foreign-denominated securities, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

Redemption Fees. Effective March 16, 2001, a redemption fee policy went into effect for the Class S shares of the Fund. Upon redemption or exchange of Class S shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

B. Purchases and Sales of Securities

During the six months ended June 301, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $196,063,883 and $256,696,198, respectively.

C. Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The Fund agrees to pay the Advisor a fee equal to an annual rate of 0.85% of the first $100,000,000 of the Fund's average daily net assets, 0.75% of the next $200,000,000 of such net assets, 0.70% of the next $300,000,000 of such net assets and 0.65% of such net assets in excess of $600,000,000, computed and accrued daily and paid monthly. For the six months ended June 30, 2001, the fee pursuant to the Agreement amounted to $1,853,525, which was equivalent to an annualized effective rate of 0.76% of the Fund's average daily net assets.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2001, the Distribution services fee was as follows:

                                                    Total           Unpaid at
Distribution Services Fee                        Aggregated       June 30, 2001
--------------------------------------------------------------------------------
Class B                                      $           610  $           118
--------------------------------------------------------------------------------
Class C                                                  612              117
--------------------------------------------------------------------------------
                                             $         1,222  $           235
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2001 aggregated $24, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2001, the CDSC for Classes B and C aggregated $0 and $0, respectively.

Administrative Services Fee. SDI provides information and administrative services to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2001, the Administrative services fee was as follows:

                                                      Total          Unpaid at
           Administrative Services Fee             Aggregated      June 30, 2001
--------------------------------------------------------------------------------
Class A                                             $     700        $      --
--------------------------------------------------------------------------------
Class B                                                   198               --
--------------------------------------------------------------------------------
Class C                                                   198               --
--------------------------------------------------------------------------------
                                                    $   1,096        $      --
--------------------------------------------------------------------------------

Shareholder Service Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B and C shares. For the six months ended June 30, 2001, the amount charged to Classes A, B and C by SISC aggregated $452, $0 and $69, after a waiver of $330, $314 and $112, respectively, all of which is unpaid at June 30, 2001. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Class S shares. For the six months ended June 30, 2001, the amount charged to the Class S shares by SSC for shareholder services aggregated $240,054, all of which is paid at June 30, 2001.

Directors' Fees. The Fund pays each of its Directors not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended June 30, 2001, Directors' fees and expenses aggregated $38,003.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Directors' Retirement Benefits

Under a retirement program, independent members of the Board of Directors who meet certain criteria become eligible to participate in an unfunded noncontributory defined benefit retirement program. Under this program monthly payments will be made for a period of 120 months by the Fund based on the individual's final year basic Director's fees and length of service. For the six months ended June 30, 2001, Directors' retirement expense amounting to $13,977 is included in Directors' fees and expenses in the statement of operations. Included in other accrued expenses and payables in the statement of assets and liabilities at June 30, 2001, is $384,221 accrued by the Fund for such benefits.

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                      Six Months Ended                     Year Ended
                        June 30, 2001                   December 31, 2000
--------------------------------------------------------------------------------
                   Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP              --    $         --          39,517*     $     508,118*
--------------------------------------------------------------------------------
Class A            787,503       7,145,127       2,254,909**       29,994,738**
--------------------------------------------------------------------------------
Class B             98,448         893,886          13,027**          173,553**
--------------------------------------------------------------------------------
Class C            218,422       1,971,162          59,502**          727,295**
--------------------------------------------------------------------------------
Class S         41,580,805     388,571,212     263,989,792      3,582,719,383
--------------------------------------------------------------------------------
                              $398,581,387                     $3,614,123,087
--------------------------------------------------------------------------------

                      Six Months Ended                     Year Ended
                        June 30, 2001                   December 31, 2000
--------------------------------------------------------------------------------
                   Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP              --    $         --           1,781*     $      17,866*
--------------------------------------------------------------------------------
Class A                 --              --           3,827**           38,268**
--------------------------------------------------------------------------------
Class B                 --              --             712**            7,104**
--------------------------------------------------------------------------------
Class C                 --              --             182**            1,811**
--------------------------------------------------------------------------------
Class S                 --              --       9,293,067        121,071,659
--------------------------------------------------------------------------------
                              $         --                     $  121,136,708
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (25,146)    $  (240,058)        (16,152)*     $   (205,835)*
--------------------------------------------------------------------------------
Class A           (659,074)     (6,116,192)     (2,210,900)**     (29,619,118)**
--------------------------------------------------------------------------------
Class B            (87,705)       (809,690)         (3,386)**         (42,195)**
--------------------------------------------------------------------------------
Class C           (150,645)     (1,425,847)        (57,407)**        (704,746)**
--------------------------------------------------------------------------------
Class S        (45,648,918)   (427,467,348)   (283,755,548)    (3,902,879,840)
--------------------------------------------------------------------------------
                             $(436,059,135)                   $(3,933,451,734)
--------------------------------------------------------------------------------

Redemption fees
--------------------------------------------------------------------------------
Class A                 --           1,667              --                 --
--------------------------------------------------------------------------------
Class B                 --             200              --                 --
--------------------------------------------------------------------------------
Class C                 --             663              --                 --
--------------------------------------------------------------------------------
Class S                 --         490,539              --                  --
--------------------------------------------------------------------------------
                              $    493,069                     $           --
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP         (25,146)    $  (240,058)         25,146*     $     320,149*
--------------------------------------------------------------------------------
Class A            128,429       1,030,602          47,836**          413,888**
--------------------------------------------------------------------------------
Class B             10,743          84,396          10,353**          138,462**
--------------------------------------------------------------------------------
Class C             67,777         545,978           2,277**           24,360**
--------------------------------------------------------------------------------
Class S         (4,068,113)    (38,405,597)    (10,472,689)      (198,088,798)
--------------------------------------------------------------------------------
                              $(36,984,679)                     $(198,191,939)
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP) to December 31, 2000.

**   For the period from May 1, 2000 (commencement of sales of Classes A, B and
     C) to December 31, 2000.

Account Management Resources
--------------------------------------------------------------------------------

You can call toll free (1-800-343-2890) anytime day or night and get access to automated information regarding transactions in your account as well as The Japan Fund's share price. By using your touch-tone telephone and providing the necessary information (including your account number), you can receive daily updates from this computerized system.

We remind all shareholders that the Fund offers a free dividend reinvestment program. You can obtain additional information about this feature and arrange to have all dividends and capital gain distributions reinvested in additional Fund shares by calling The Japan Fund Service Center at 1-800-53-JAPAN (1-800-535-2726). The Fund typically distributes capital gains twice a year (December and March).

--------------------------------------------------------------------------------

            How To    By Telephone
        Contact Us
                      1-800-53-JAPAN

                      or

                      1-800-535-2726

                      (Outside the U.S. call 617-295-1000)
--------------------------------------------------------------------------------

    Service Center    The Japan Fund, Inc.

                      Shareholder Service Center
                      Two International Place
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Investment    Zurich Scudder Investments, Inc.
           Advisor
                      Two International Place
                      Boston, MA 02110
--------------------------------------------------------------------------------

Officers and Directors
--------------------------------------------------------------------------------

William L. Givens
        o    Chairman of the Board and Director
        o    President, Twain Associates

Lynn S. Birdsong*
        o    President and Director

Shinji Fukukawa
        o    Director
        o    Chief Executive Officer of Dentsu
             Institute for Human Studies

Thomas M. Hout
        o    Director
        o    Senior Advisor, Boston Consulting
             Group

Yasuo Kanzaki
        o    Director
        o    The Nikko Research Center, Ltd.

John F. Loughran
        o    Director
        o    Director, The Finisterre Fund

Yoshihiko Miyauchi
        o    Director
        o    Chairman and CEO, ORIX Corporation

William V. Rapp
        o    Director
        o    Academic Director, International
             Relations, Yale University; Senior
             Research Associate, Columbia
             University; Managing Director, Rue
             Associates

Takeo Shiina
        o    Director
        o    Senior Advisor, IBM Japan, Ltd.

Elizabeth J. Allan*
        o    Vice President

Maureen E. Kane*
        o    Assistant Secretary

Seung Kwak*
        o    Vice President

Sean Lenihan*
        o    Vice President

Miyuki Wakatsuki*
        o    Vice President

Gina Provenzano*
        o    Vice President and Treasurer

Kathryn L. Quirk*
        o    Vice President and Secretary

John R. Hebble*
        o    Assistant Treasurer

Thomas Lally*
        o    Assistant Treasurer

Brenda Lyons*
        o    Assistant Treasurer


HONORARY DIRECTORS

William H. Gleysteen, Jr.
        o    Consultant; Guest Scholar, Brookings
             Institute

Jonathan Mason
        o    Former Chairman of the Board and
             Director, The Japan Fund, Inc.

James W. Morley
        o    Professor of Political Science Emeritus,
             Columbia University

Henry Rosovsky
        o    Former Chairman of the Board and
             Director, The Japan Fund, Inc.
        o    Geyser University Professor Emeritus,
             Harvard University

Robert G. Stone, Jr.
        o    Chairman Emeritus and Director, Kirby
             Corporation

O. Robert Theurkauf
        o    Former Director of The Japan Fund, Inc.

Hiroshi Yamanaka
        o    Former Director of The Japan Fund, Inc.
        o    Honorary Senior Advisor to the Board,
             The Meiji Mutual Life Insurance
             Company

*   Zurich Scudder Investments, Inc.

                                    SCUDDER
                                  INVESTMENTS

                           222 South Riverside Plaza
                             Chicago, IL 60606-5808










                 A member of [LOGO] Zurich Scudder Investments

THE JAPAN FUND, INC.

Semiannual Report
June 30, 2001




--------------------------------------------------------------------------------
                               Classes A, B and C
--------------------------------------------------------------------------------






                                     [LOGO]








                        Zurich Scudder Investments, Inc.
                               Investment Advisor

Contents
--------------------------------------------------------------------------------

   3      Performance Summary

   6      Portfolio Management Review

  12      Portfolio Summary

  14      Investment Portfolio

  18      Financial Statements

  22      Financial Highlights

  25      Notes to Financial Statements

  32      Officers and Directors

  33      Account Management Resources










The Japan Fund, Inc.                             Nasdaq Symbol    CUSIP Number
--------------------------------------------------------------------------------
Class A                                             AJPNX          471070-201
--------------------------------------------------------------------------------
Class B                                             BJPNX          471070-300
--------------------------------------------------------------------------------
Class C                                             CJPNX          471070-409
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 53-JAPAN. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                June 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns (Unadjusted for Sales Charges)*
--------------------------------------------------------------------------------

The Japan Fund, Inc.         6-Month    1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
Class A                      -12.22%    -33.54%     17.36%      4.63%      2.18%
--------------------------------------------------------------------------------
Class B                      -12.17%    -33.65%     16.69%      3.98%      1.49%
--------------------------------------------------------------------------------
Class C                      -12.00%    -33.64%     16.76%      4.01%      1.51%
--------------------------------------------------------------------------------
TOPIX+                        -7.08%    -30.51%      5.61%     -7.74%     -2.34%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
6/30/01                                 $    8.76      $    8.73     $    8.73
--------------------------------------------------------------------------------
12/31/00                                $    9.98      $    9.94     $    9.92
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class S Lipper Rankings
--------------------------------------------------------------------------------

                                                         Number of
                                                           Funds     Percentile
Period                                     Rank           Tracked     Ranking
--------------------------------------------------------------------------------
1-Year                                     27      of      56           48
--------------------------------------------------------------------------------
3-Year                                      3      of      35            9
--------------------------------------------------------------------------------
5-Year                                      1      of      23            4
--------------------------------------------------------------------------------
10-Year                                     1      of       4           25
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for Class S; rankings for share classes may vary.

Source: Lipper, Inc.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. On May 1, 2000 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Japan Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment (Adjusted for Sales Charge)*
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                   The Japan Fund, Inc.
                      -- Class A (a)                  TOPIX+

         '91               9425                       10000
         '92               7491                        7437
         '93               9583                       11165
         '94              11149                       12852
         '95               8067                       10688
         '96               9326                       11809
         '97               9331                       10254
         '98               7236                        6701
         '99              11290                        8839
         '00              11290                       11358
         '01              11695                        7892

                              Years Ended June 30
--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.

--------------------------------------------------------------------------------
Comparative Results Adjusted for Sales Charges*
--------------------------------------------------------------------------------
                                        1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
The Japan Fund,    Growth of $10,000    $6,264     $15,233    $11,819    $11,695
Inc. -- Class A (a)
                   -------------------------------------------------------------
                   Average annual
                   total return         -37.36%    15.06%      3.40%      1.58%
--------------------------------------------------------------------------------
The Japan Fund,    Growth of $10,000    $6,451     $15,690    $12,068    $11,599
Inc. -- Class B (a)
                   -------------------------------------------------------------
                   Average annual
                   total return         -35.49%    16.20%      3.83%      1.49%
--------------------------------------------------------------------------------
The Japan Fund,    Growth of $10,000    $6,636     $15,917    $12,173    $11,618
Inc. -- Class C (a)
                   -------------------------------------------------------------
                   Average annual
                   total return         -33.64%    16.76%      4.01%      1.51%
--------------------------------------------------------------------------------
TOPIX+             Growth of $10,000    $6,949     $11,779    $6,685     $7,892
                   -------------------------------------------------------------
                   Average annual
                   total return         -30.51%     5.61%     -7.74%     -2.34%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
The growth of $10,000 is cumulative.

(a) On May 1, 2000 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Japan Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

+ The Tokyo Stock Exchange Stock Price Index (TOPIX) is an unmanaged capitalization-weighted measure (adjusted in U.S. dollars) of all shares listed on the first section of the Tokyo Stock Exchange. Index returns assume dividends are reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Advisor had not maintained the Fund's expenses for Class A, B and C shares, the total returns would have been lower.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

The Japan Fund, Inc.: A Team Approach to Investing

The Japan Fund, Inc. is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Seung Kwak assumed responsibility for the fund's investment strategy and daily operation in 1994 and has been a member of the portfolio management team since 1989. Mr. Kwak has directed our Tokyo-based research effort since he joined the Advisor in 1988.

Sean Lenihan, portfolio manager, helps set the fund's general investment strategy. Mr. Lenihan began his investment career in 1994 and joined the Advisor in 2001. He became a member of the portfolio management team in 2001.

The discouraging economic trends in 2000 continued into the first half of 2001, with some reprieve in May in response to what has been perceived as positive developments in Japan's political makeup. Even so, Japan's domestic economy remains at a standstill under the pressures of deflation and lackluster consumption. Portfolio Managers Seung Kwak and Sean Lenihan comment on The Japan Fund, Inc.'s performance in the lackluster investment environment.

Q: How would you characterize the Japanese equity market for the six-month period?

Portfolio Manager: The past six months have seen an extraordinary challenge for Japanese equity markets; indeed, the Tokyo Stock Exchange Index (TOPIX) was among the worst-performing major indices in the world during the period. This is not surprising given the various pressures exerted on the economy during this time. There has been a significant political shift, which in our view could ultimately be very positive for the country. Nonetheless, weathering the transition in a sensitive global market has taken a toll on consumer and investor confidence. Similarly, the much needed, albeit painful, process of structural reform is under way. There is also the matter of a persistently weak yen against a persistently strong U.S. dollar, and finally, in an increasingly correlated global market, technology and related companies in Japan suffered as these sectors underwent corrections of one degree or another throughout the period. On the flip side, however, we have seen increasing evidence that individual companies in many sectors are making determined and effective efforts to cut costs and increase their return on capital even without sales growth.

Q: How did The Japan Fund perform in this environment?

Portfolio Manager: For the six-month period ended June 30, 2001, The Japan Fund declined 12.22% (Class A shares unadjusted for sales charges), compared with its average peer in Lipper's Japanese funds category, which fell 8.40%. The TOPIX fared slightly better, returning -7.08% (in U.S. dollar terms) for the period. Our analysis reveals that our sector allocations did the most harm, though our stock selection did help to offset some of the damage. Specifically, we were light in automobiles and utilities as well as a number of traditional sectors that have been neglected. As value took the stage over the past six months, this has hampered the fund's performance. We generally do not, however, view these latter industries as good long-term investments for our shareholders, as they typically have little earnings-growth prospects. With respect to our underweight position in motors, we believe that the U.S. auto market, which generates roughly 90% of Japanese auto manufacturers' profits, is close to a peak. Additionally, we estimate that the future value of utilities stocks is lower relative to current share prices. Electric power and gas in Japan is in the process of deregulation, and new competition will likely lead to significant downward pressure on prices over the long term. With respect to positive stock selection, we sold out of NTT roughly six months ago, preferring to hold the purer mobile exposure of NTT Docomo. NTT fell sharply just recently, as domestic telephone prices and recent usage reports proved disappointing. Mitsubishi Corp. served us well on the back of good progress in cost cutting and increasing return on equity, and the profit outlook has improved for Fuji Photo Film because of the weaker yen and the consolidation of Xerox.

In terms of our strategy, we continue to search for companies that we believe are undervalued relative to their future value three years out. Recently, we have added to domestic companies with quality management and have initiated weightings in Toppan Printing and Dai Nippon

Printing. We continue to keep the portfolio's exposure to the yen close to neutral by purchasing exporters such as Sharp.

Q: Can you provide more detail on the political transition you mentioned earlier?

Portfolio Manager: Twelve months ago, in the wake of former Prime Minister Keizo Obuchi's debilitating illness and eventual death in April of 2000, Japan was headed by a significantly fragile government directed by Yoshiro Mori. This administration lacked both the resolve and the political consensus to find long-term solutions to Japan's increasingly complex financial and economic concerns. With this inheritance and little political savvy, Mori's public approval rating declined steadily to nine percent. His mutually agreed-upon resignation occurred in April, heralding the appointment of Junichiro Koizumi as interim prime minister. Koizumi landed this role on a platform of reform backed by overwhelming and somewhat surprising popular support. The Liberal Democratic Party's good showing in the Upper House elections after the period has reinforced his position. During the past quarter, Koizumi set out a strategy that focuses on seven key areas, including solving Japanese banks' nonperforming-loan problems, reducing the public sector's size, and encouraging share ownership. Legislation to allow direct contribution plans has passed, but other than that, little action has followed the prime minister's words of intent. We did not, however, really expect radical changes prior to the July Upper House elections, which award more confidence than an interim appointment. That said, while Koizumi's administration should stay in power, the obstacle to real reform continues to be the lack of a firmer political consensus. We anticipate that adherents to the old political model may be able to slow down, but not stop Thatcher-style changes, including control of the budget deficit and closing down traditional industries which are no longer viable.

Q: What does this mean for The Japan Fund?

Portfolio Manager: We believe that political reform will eventually be reflected in Japan's economy and, down the road, in the equity market. Since the middle of last year, the Japanese economy has slowed to a virtual standstill, and the classic symptoms of a slowdown are quite apparent on the supply side. The Bank of Japan's new policy of directly targeting deflation has had little effect thus far, so with ever-present deflation functioning as a deterrent to private spending, we expect declines in economic growth over the next year or so, with the potential for a positive turn in 2003. This is our economic Ice Age. The recovery will depend on the willingness of businesses, at home and abroad, to invest, as well as the spread of consumer confidence from the top-quintile income earners to the rest of the population. Historically, reform has attracted foreign interest; we expect that this pattern will repeat itself in Japan, and an increase in foreign investment could prove positive for the yen and the market overall. Despite what we may read in the papers, consumer demand has been buoyed to an extent by high-income earners, who account for 35% of total spending, and roughly 30% of total leisure spending. Fiscal stimulus could facilitate the spread of this confidence, and secular trends don't hurt either. Fifteen years ago, Japanese consumers with money chose goods by relying on a brand name. Today, they have more time, more mobility, and more confidence in their own judgment, and with the Internet, more choice is available.

Q: What is your outlook for the next six months or so?

Portfolio Manager: In our view, the odds that Prime Minister Koizumi can introduce structural reform in Japan have improved. Public support for the prime minister is evident both from opinion polls and from the fact that despite Koizumi's warnings that reform will mean economic pain, the Liberal Democratic Party (LDP) experienced success during Tokyo's recent municipal elections. This should bolster both Koizumi's power base within the LDP and his confidence to start tackling vested interests. Significant implementation risk remains on a number of levels. The conservative element in the LDP and its supporters such as the construction industry are likely to forcefully resist change. The economic environment is generally not ready for fiscal reform, as nominal growth is likely to be negative for the next couple of years, and it will take time for the Bank of Japan to eliminate deflation. Moreover, the market is worrying about the economic impact of reform, without apparently giving any credit to Koizumi for his commitment to it. All of these factors could derail him, and could lead to volatile markets over the next few months. From a longer-term perspective, however, political developments have, in our view, been encouraging.

Our overall strategy has not changed. Our philosophy remains focused on companies' "future value" two to three years out, and minimal unintended risk. Given the wide range of possible scenarios in Japan and globally, we are paying particular attention to our risk management process to keep the portfolio's exposure to external variables, including currency and economic growth, close to neutral.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  June 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Asset Allocation                                       6/30/01       12/31/00
--------------------------------------------------------------------------------
Equity Holdings                                            97%            99%
Cash Equivalents                                            3%             1%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Sector Diversification (excludes cash equivalents)     6/30/01       12/31/00
--------------------------------------------------------------------------------
Manufacturing                                              28%            21%
Financial                                                  23%            24%
Service Industries                                         10%             6%
Consumer Staples                                            9%            10%
Technology                                                  8%            12%
Communications                                              6%             7%
Health                                                      6%             7%
Durables                                                    5%             --
Media                                                       3%             --
Transportation                                              1%             4%
Consumer Discretionary                                      --             4%
Energy                                                      --             3%
Other                                                       1%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
Ten Largest Equity Holdings* (35% of Portfolio)
--------------------------------------------------------------------------------
 1. NTT Docomo, Inc.                                                         5%
    Provider of various telecommunication services and equipment
--------------------------------------------------------------------------------
 2. Canon, Inc.                                                              4%
    Producer of visual image and information equipment
--------------------------------------------------------------------------------
 3. Nomura Securities Co., Ltd.                                              4%
    Provider of financial services
--------------------------------------------------------------------------------
 4. Toyota Motor Corp.                                                       4%
    Manufacturer of diversified automotive products
--------------------------------------------------------------------------------
 5. Sharp Corp.                                                              3%
    Manufacturer of consumer and industrial electronics
--------------------------------------------------------------------------------
 6. Fuji Photo Film Co., Ltd.                                                3%
    Manufacturer of film and cameras
--------------------------------------------------------------------------------
 7. Toppan Printing Co., Ltd.                                                3%
    Provider of commercial and publication printing services
--------------------------------------------------------------------------------
 8. Sony Corp.                                                               3%
    Manufacturer of consumer and industrial electronic equipment
--------------------------------------------------------------------------------
 9. Mitsubishi Corp.                                                         3%
    Operator of a general trading company
--------------------------------------------------------------------------------
10. Daikin Industries, Ltd.                                                  3%
    Manufacturer of air conditioning equipment
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                             as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                    Principal
                                                   Amount ($)        Value ($)
--------------------------------------------------------------------------------
Repurchase Agreements 2.9%
--------------------------------------------------------------------------------

Salomon Smith Barney, 4.07% to be repurchased at
  $13,155,460 on 7/2/2001* (Cost $13,151,000)       13,151,000      13,151,000
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Common Stocks 97.1%
--------------------------------------------------------------------------------

Consumer Discretionary 1.0%
--------------------------------------------------------------------------------

Hotels & Casinos 0.4%
Aruze Corp.                                             49,600       1,884,979
--------------------------------------------------------------------------------

Recreational Products 0.6%
Oriental Land Co., Ltd.                                 35,300       2,620,790
--------------------------------------------------------------------------------

Consumer Staples 9.0%
--------------------------------------------------------------------------------

Consumer Electronic & Photographic 6.2%
Fuji Photo Film Co., Ltd.                              342,000      14,752,135
Sony Corp.                                             207,600      13,648,587
--------------------------------------------------------------------------------
                                                                    28,400,722
--------------------------------------------------------------------------------

Food & Beverage 2.8%
Ajinomoto Co., Inc.                                    860,000       9,225,737
Katokichi Co., Ltd.                                     96,900       2,291,882
Rock Field Co., Ltd.                                    50,800       1,303,347
--------------------------------------------------------------------------------
                                                                    12,820,966
--------------------------------------------------------------------------------

Health 6.0%
--------------------------------------------------------------------------------

Health Industry Services 1.1%
Nichii Gakkan Co.                                      118,700       5,377,070
--------------------------------------------------------------------------------

Pharmaceuticals 4.9%
Chugai Pharmaceutical Co., Ltd.                         22,000         334,608
Eisai Co., Ltd.                                        158,000       3,540,669
Taisho Pharmaceutical Co., Ltd.                        306,000       5,753,217
Takeda Chemical Industries, Ltd.                       179,000       8,323,913
Yamanouchi Pharmaceutical Co., Ltd.                    160,000       4,489,878
--------------------------------------------------------------------------------
                                                                    22,442,285
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Communications 5.2%
--------------------------------------------------------------------------------

Telephone/Communications
NTT Docomo, Inc.                                         1,377      23,957,426
--------------------------------------------------------------------------------

Financial 22.4%
--------------------------------------------------------------------------------

Banks 8.7%
Bank of Yokohama, Ltd.                               2,828,000      11,518,332
Sumitomo Mitsui Banking Corp.                        1,452,400      11,994,163
The Sumitomo Trust & Banking Co., Ltd.               1,137,000       7,156,103
The Chiba Bank, Ltd.                                 2,584,000       9,343,628
--------------------------------------------------------------------------------
                                                                    40,012,226
--------------------------------------------------------------------------------

Business Finance 2.2%
Mizuho Holdings, Inc.                                    2,145       9,974,744
--------------------------------------------------------------------------------

Other Financial Companies 9.9%
Daiwa Securities Group, Inc.                         1,009,000      10,557,186
Japan Securities Finance Co., Ltd.                     416,000       1,654,328
Nikko Securities Co., Ltd.                           1,228,000       9,835,815
Nomura Securities Co., Ltd.                            922,000      17,667,509
ORIX Corp.                                              52,360       5,092,217
--------------------------------------------------------------------------------
                                                                    44,807,055
--------------------------------------------------------------------------------

Real Estate 1.6%
Mitsubishi Estate Co., Ltd.                            243,000       2,234,684
Mitsui Fudosan Co., Ltd.                               506,000       5,452,508
--------------------------------------------------------------------------------
                                                                     7,687,192
--------------------------------------------------------------------------------

Service Industries 12.3%
--------------------------------------------------------------------------------

Environmental Services 1.3%
Sanix, Inc.                                            112,250       5,669,874
--------------------------------------------------------------------------------

Miscellaneous Commercial Services 2.8%
Benesse Corp.                                          176,700       5,539,363
Itochu Corp.                                         1,185,000       4,816,957
Secom Co., Ltd.                                         49,500       2,762,237
--------------------------------------------------------------------------------
                                                                    13,118,557
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Miscellaneous Consumer Services 4.1%
Mitsubishi Corp.                                     1,644,000      13,246,903
Yamada Denki Co., Ltd.                                  65,900       5,389,296
--------------------------------------------------------------------------------
                                                                    18,636,199
--------------------------------------------------------------------------------

Printing/Publishing 4.1%
Dai Nippon Printing Co., Ltd.                          362,000       4,417,430
Toppan Printing Co., Ltd.                            1,371,000      14,102,971
--------------------------------------------------------------------------------
                                                                    18,520,401
--------------------------------------------------------------------------------

Durables 5.1%
--------------------------------------------------------------------------------

Automobiles 4.5%
Honda Motor Co., Ltd.                                  101,000       4,437,603
Toyota Motor Corp.                                     453,000      15,944,438
--------------------------------------------------------------------------------
                                                                    20,382,041
--------------------------------------------------------------------------------

Telecommunications Equipment 0.6%
Japan Radio Co., Ltd.                                  561,000       2,923,632
--------------------------------------------------------------------------------

Manufacturing 26.8%
--------------------------------------------------------------------------------

Chemicals 2.0%
Shin-Etsu Chemical Co., Ltd.                           244,000       8,959,872
--------------------------------------------------------------------------------

Diversified Manufacturing 2.2%
NGK Insulators Ltd.                                    655,000       5,750,451
Sumitomo Electric Industries Ltd.                      373,000       4,228,679
--------------------------------------------------------------------------------
                                                                     9,979,130
--------------------------------------------------------------------------------

Electrical Products 5.6%
Sharp Corp.                                          1,138,000      15,510,924
Toshiba Corp.                                        1,049,000       5,542,522
Yaskawa Electric Corp.                                 929,000       4,580,758
--------------------------------------------------------------------------------
                                                                    25,634,204
--------------------------------------------------------------------------------

Industrial Specialty 6.4%
Asahi Glass Co., Ltd.                                  830,000       6,894,207
Daikin Industries, Ltd.                                668,000      12,371,858
Yokogawa Electric Corp.                              1,143,000      10,172,219
--------------------------------------------------------------------------------
                                                                    29,438,284
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Machinery/Components/Controls 4.0%
Keyence Corp.                                           20,700       4,107,637
Misumi Corp.                                            74,151       3,608,712
NGK Spark Plug Co., Ltd.                               499,000       4,680,938
NSK Ltd.                                               473,000       2,044,073
SMC Corp.                                               36,600       3,917,499
--------------------------------------------------------------------------------
                                                                    18,358,859
--------------------------------------------------------------------------------

Office Equipment/Supplies 4.1%
Canon, Inc.                                            465,000      18,790,138
--------------------------------------------------------------------------------

Wholesale Distributors 2.5%
Mitsui & Co., Ltd.                                   1,668,000      11,220,301
--------------------------------------------------------------------------------

Technology 8.0%
--------------------------------------------------------------------------------

Diverse Electronic Products 1.2%
Matsushita Electric Industrial Co., Ltd.               360,000       5,634,155
--------------------------------------------------------------------------------

Electronic Components/Distributors 5.3%
Murata Manufacturing Co., Ltd.                         107,600       7,151,766
NEC Corp.                                              528,000       7,133,133
Nidec Corp.                                             40,200       2,091,786
Rohm Co., Ltd.                                          51,000       7,924,474
--------------------------------------------------------------------------------
                                                                    24,301,159
--------------------------------------------------------------------------------

Semiconductors 1.5%
Tokyo Electron Ltd.                                    112,000       6,779,715
--------------------------------------------------------------------------------

Transportation 1.3%
--------------------------------------------------------------------------------

Railroads
East Japan Railway Co.                                     697       4,023,572
West Japan Railway Co.                                     339       1,837,351
--------------------------------------------------------------------------------
                                                                     5,860,923
--------------------------------------------------------------------------------
Total Common Stocks (Cost $482,371,308)                            444,192,899
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $495,522,308)           457,343,899
--------------------------------------------------------------------------------

* Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a) The cost for federal income tax purposes was $497,083,428. At June 30, 2001, net unrealized depreciation for all securities based on tax cost was $39,739,529. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,612,712 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $63,352,241.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
------------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------------
Investments in securities, at value (cost $495,522,308)           $   457,343,899
------------------------------------------------------------------------------------------
Cash                                                                            7
------------------------------------------------------------------------------------------
Receivable for investments sold                                         2,906,883
------------------------------------------------------------------------------------------
Dividends receivable                                                    1,209,594
------------------------------------------------------------------------------------------
Interest receivable                                                         2,898
------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                         5,448,285
------------------------------------------------------------------------------------------
Due from Advisor                                                          148,175
------------------------------------------------------------------------------------------
Other assets                                                                7,178
------------------------------------------------------------------------------------------
Total assets                                                          467,066,919
------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------
Payable for investments purchased                                       3,736,120
------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        3,393,494
------------------------------------------------------------------------------------------
Accrued management fee                                                    394,304
------------------------------------------------------------------------------------------
Other accrued expenses and payables                                       614,464
------------------------------------------------------------------------------------------
Total liabilities                                                       8,138,382
------------------------------------------------------------------------------------------
Net assets, at value                                              $   458,928,537
------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net investment loss                                       (1,627,273)
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
------------------------------------------------------------------------------------------
  Investments                                                        (38,178,409)
------------------------------------------------------------------------------------------
  Foreign currency related transactions                                  (36,571)
------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                 (57,191,606)
------------------------------------------------------------------------------------------
Paid-in capital                                                       555,962,396
------------------------------------------------------------------------------------------
Net assets, at value                                                  458,928,537
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2001 (Unaudited) (continued)
------------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($456,588,953 /
51,849,976 shares of capital stock outstanding, $.333 par value, 300,000,000
shares authorized) (a)                                                         $      8.81
------------------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($1,543,623 / 176,265 shares of capital stock outstanding, $.333
par value, 100,000,000 shares authorized)                                      $      8.76
------------------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $8.76)                        $      9.29
------------------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($184,180 / 21,096 outstanding shares of capital stock, $.333 par value, 50,000,000
shares authorized)                                                             $      8.73
------------------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) per share ($611,781 / 70,054 outstanding shares of capital stock, $.333 par value, 50,000,000
shares authorized)                                                             $      8.73
------------------------------------------------------------------------------------------

(a) Redemption price per share for shares held less than six months is equal to net asset value less a 2.00% redemption fee.

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------
Statement of Operations for the six months ended June 30, 2001 (Unaudited)
------------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $256,695)             $     1,453,271
------------------------------------------------------------------------------------------
Interest                                                                  295,935
------------------------------------------------------------------------------------------
Total Income                                                            1,749,206
------------------------------------------------------------------------------------------
Expenses:
Management fee                                                          1,853,525
------------------------------------------------------------------------------------------
Services to shareholders                                                  548,619
------------------------------------------------------------------------------------------
Custodian and accounting fees                                             182,934
------------------------------------------------------------------------------------------
Distribution services fees                                                  1,222
------------------------------------------------------------------------------------------
Administrative services fees                                                1,096
------------------------------------------------------------------------------------------
Auditing                                                                   32,496
------------------------------------------------------------------------------------------
Legal                                                                      52,829
------------------------------------------------------------------------------------------
Directors' fees and expenses                                               51,980
------------------------------------------------------------------------------------------
Reports to shareholders                                                    90,157
------------------------------------------------------------------------------------------
Registration fees                                                          59,060
------------------------------------------------------------------------------------------
Other                                                                     133,073
------------------------------------------------------------------------------------------
Total expenses, before expense reductions                               3,006,991
------------------------------------------------------------------------------------------
Expense reductions                                                           (756)
------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                3,006,235
------------------------------------------------------------------------------------------
Net investment income (loss)                                           (1,257,029)
------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
------------------------------------------------------------------------------------------
Net realized gain (loss) from:
------------------------------------------------------------------------------------------
Investments                                                           (42,427,890)
------------------------------------------------------------------------------------------
Foreign currency related transactions                                      55,527
------------------------------------------------------------------------------------------
                                                                      (42,372,363)
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
------------------------------------------------------------------------------------------
Investments                                                           (19,410,760)
------------------------------------------------------------------------------------------
Foreign currency related transactions                                     (34,949)
------------------------------------------------------------------------------------------
                                                                      (19,445,709)
------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            (61,818,072)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  (63,075,101)
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------
                                                  Six Months Ended   Year Ended
                                                   June 30, 2001    December 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2000
------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $   (1,257,029)  $   (3,348,704)
------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                        (42,372,363)     196,630,282
------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on       (19,445,709)    (389,559,834)
investment transactions during the period
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     (63,075,101)    (196,278,256)
------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class S                                                     --     (33,374,786)
------------------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                                  --         (20,297)
------------------------------------------------------------------------------------------
  Class S                                                     --    (102,348,513)
------------------------------------------------------------------------------------------
  Class A                                                     --         (40,862)
------------------------------------------------------------------------------------------
  Class B                                                     --          (8,344)
------------------------------------------------------------------------------------------
  Class C                                                     --          (1,812)
------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                           398,581,387    3,614,123,087
------------------------------------------------------------------------------------------
Reinvestment of distributions                                 --     121,136,708
------------------------------------------------------------------------------------------
Cost of shares redeemed                            (436,059,135)  (3,933,451,734)
------------------------------------------------------------------------------------------
Redemption fees                                         493,069               --
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  (36,984,679)    (198,191,939)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets                  (100,059,780)    (530,264,809)
------------------------------------------------------------------------------------------
Net assets at beginning of period                   558,988,317    1,089,253,126
------------------------------------------------------------------------------------------
Net assets at end of period (including
accumulated net investment loss of $1,627,273
and accumulated distributions in excess of net
investment income of $370,244, respectively)    $   458,928,537  $   558,988,317
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

------------------------------------------------------------------------------------------
                                                               2001^a     2000^b
------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.98      $14.61
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                (.03)       (.08)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 (1.20)      (3.68)
------------------------------------------------------------------------------------------
  Total from investment operations                             (1.23)      (3.76)
------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                   --        (.87)
------------------------------------------------------------------------------------------
  Total distributions                                             --        (.87)
------------------------------------------------------------------------------------------
Redemption fee                                                   .01^f        --
------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 8.76      $ 9.98
------------------------------------------------------------------------------------------
Total Return (%)^d                                            (12.22)^e**  (25.78)**
------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             2          .477
------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                 1.48*        1.40*
------------------------------------------------------------------------------------------
Ratio of expenses  after expense reductions (%)                 1.40*        1.40*
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.68)*       (.41)*
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       81*          74
------------------------------------------------------------------------------------------

^a   For the six months ended June 30, 2001 (Unaudited).

^b For the period from May 1, 2000 (commencement of sales of Class A) to December 31, 2000.

^c   Based on monthly average shares outstanding during the period.

^d   Total return does not reflect the effect of sales charges.

^e   Total return would have been lower had certain expenses not been reduced.

^f   Less than $.005 per share.

*    Annualized

**   Not annualized

Class B

------------------------------------------------------------------------------------------
                                                              2001^a     2000^b
------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.94   $14.61
------------------------------------------------------------------------------------------
Income (loss) from investment operations:                      (.04)    (.12)
  Net investment income (loss)^c
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (1.18)   (3.68)
  transactions
------------------------------------------------------------------------------------------
  Total from investment operations                            (1.22)   (3.80)
------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                   --    (.87)
------------------------------------------------------------------------------------------
  Total distributions                                             --    (.87)
------------------------------------------------------------------------------------------
Redemption fee                                                  .01^f       --
------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 8.73   $ 9.94
------------------------------------------------------------------------------------------
Total Return (%)^d                                             (12.17)^e*(26.06)**
------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          .184     .103
------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                2.23*    2.17*
------------------------------------------------------------------------------------------
Ratio of expenses  after expense reductions (%)                2.17*    2.17*
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     (1.45)*  (1.54)*
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      81*       74
------------------------------------------------------------------------------------------

^a   For the six months ended June 30, 2001 (Unaudited).

^b For the period from May 1, 2000 (commencement of sales of Class B) to December 31, 2000.

^c   Based on monthly average shares outstanding during the period.

^d   Total return does not reflect the effect of sales charges.

^e   Total return would have been lower had certain expenses not been reduced.

^f   Less than $.005 per share

*    Annualized

**   Not annualized

Class C

--------------------------------------------------------------------------------
                                                            2001^a       2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 9.92       $14.61
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                            (.05)        (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                             (1.15)       (3.69)
--------------------------------------------------------------------------------
  Total from investment operations                         (1.20)       (3.82)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       --         (.87)
--------------------------------------------------------------------------------
  Total distributions                                         --         (.87)
--------------------------------------------------------------------------------
Redemption fee                                               .01^f         --
--------------------------------------------------------------------------------
Net asset value, end of period                            $ 8.73       $ 9.92
--------------------------------------------------------------------------------
Total Return (%)^d                                        (12.00)^e**  (26.20)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       .612         .023
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)             2.25*        2.15*
--------------------------------------------------------------------------------
Ratio of expenses  after expense reductions (%)             2.15*        2.15*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                  (1.43)*      (1.61)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   81*          74
--------------------------------------------------------------------------------

^a   For the six months ended June 30, 2001 (Unaudited).

^b For the period from May 1, 2000 (commencement of sales of Class C) to December 31, 2000.

^c   Based on monthly average shares outstanding during the period.

^d   Total return does not reflect the effect of sales charges.

^e   Total return would have been lower had certain expenses not been reduced.

^f   Less than $.005 per share

^*   Annualized

^**  Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

A. Significant Accounting Policies

The Japan Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Maryland Corporation.

The Fund offers multiple classes of shares. On October 2, 2000, the Fund commenced offering Class AARP shares. Shares of Class AARP were especially designed for members of AARP and were not subject to initial or contingent deferred sales charges. Effective December 29, 2000, Class AARP shares were closed to new investors and on March 31, 2001 were liquidated. The multiple classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges. Certain detailed financial information for the Class S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used.

Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date).

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. Under the United States-Japan tax treaty, Japan imposes a withholding tax of 15% on dividends and 10% on interest. There is currently no Japanese withholding tax on realized capital gains.

From November 1, 2000 through December 31, 2000, the Fund incurred approximately $12,600,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 2001.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures, foreign-denominated securities, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

Redemption Fees. Effective March 16, 2001, a redemption fee policy went into effect for the Class S shares of the Fund. Upon redemption or exchange of Class S shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

B. Purchases and Sales of Securities

During the six months ended June 301, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $196,063,883 and $256,696,198, respectively.

C. Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The Fund agrees to pay the Advisor a fee equal to an annual rate of 0.85% of the first $100,000,000 of the Fund's average daily net assets, 0.75% of the next $200,000,000 of such net assets, 0.70% of the next $300,000,000 of such net assets and 0.65% of such net assets in excess of $600,000,000, computed and accrued daily and paid monthly. For the six months ended June 30, 2001, the fee pursuant to the Agreement amounted to $1,853,525, which was equivalent to an annualized effective rate of 0.76% of the Fund's average daily net assets.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2001, the Distribution services fee was as follows:

                                                    Total           Unpaid at
Distribution Services Fee                        Aggregated       June 30, 2001
--------------------------------------------------------------------------------
Class B                                      $           610  $           118
--------------------------------------------------------------------------------
Class C                                                  612              117
--------------------------------------------------------------------------------
                                             $         1,222  $           235
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2001 aggregated $24, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2001, the CDSC for Classes B and C aggregated $0 and $0, respectively.

Administrative Services Fee. SDI provides information and administrative services to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2001, the Administrative services fee was as follows:

                                                      Total          Unpaid at
           Administrative Services Fee             Aggregated      June 30, 2001
--------------------------------------------------------------------------------
Class A                                             $     700        $      --
--------------------------------------------------------------------------------
Class B                                                   198               --
--------------------------------------------------------------------------------
Class C                                                   198               --
--------------------------------------------------------------------------------
                                                    $   1,096        $      --
--------------------------------------------------------------------------------

Shareholder Service Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B and C shares. For the six months ended June 30, 2001, the amount charged to Classes A, B and C by SISC aggregated $452, $0 and $69, after a waiver of $330, $314 and $112, respectively, all of which is unpaid at June 30, 2001. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Class S shares. For the six months ended June 30, 2001, the amount charged to the Class S shares by SSC for shareholder services aggregated $240,054, all of which is paid at June 30, 2001.

Directors' Fees. The Fund pays each of its Directors not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended June 30, 2001, Directors' fees and expenses aggregated $38,003.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Directors' Retirement Benefits

Under a retirement program, independent members of the Board of Directors who meet certain criteria become eligible to participate in an unfunded noncontributory defined benefit retirement program. Under this program monthly payments will be made for a period of 120 months by the Fund based on the individual's final year basic Director's fees and length of service. For the six months ended June 30, 2001, Directors' retirement expense amounting to $13,977 is included in Directors' fees and expenses in the statement of operations. Included in other accrued expenses and payables in the statement of assets and liabilities at June 30, 2001, is $384,221 accrued by the Fund for such benefits.

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                      Six Months Ended                     Year Ended
                        June 30, 2001                   December 31, 2000
--------------------------------------------------------------------------------
                   Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP              --    $         --          39,517*     $     508,118*
--------------------------------------------------------------------------------
Class A            787,503       7,145,127       2,254,909**       29,994,738**
--------------------------------------------------------------------------------
Class B             98,448         893,886          13,027**          173,553**
--------------------------------------------------------------------------------
Class C            218,422       1,971,162          59,502**          727,295**
--------------------------------------------------------------------------------
Class S         41,580,805     388,571,212     263,989,792      3,582,719,383
--------------------------------------------------------------------------------
                              $398,581,387                     $3,614,123,087
--------------------------------------------------------------------------------

                      Six Months Ended                     Year Ended
                        June 30, 2001                   December 31, 2000
--------------------------------------------------------------------------------
                   Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP              --    $         --           1,781*     $      17,866*
--------------------------------------------------------------------------------
Class A                 --              --           3,827**           38,268**
--------------------------------------------------------------------------------
Class B                 --              --             712**            7,104**
--------------------------------------------------------------------------------
Class C                 --              --             182**            1,811**
--------------------------------------------------------------------------------
Class S                 --              --       9,293,067        121,071,659
--------------------------------------------------------------------------------
                              $         --                     $  121,136,708
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (25,146)    $  (240,058)        (16,152)*     $   (205,835)*
--------------------------------------------------------------------------------
Class A           (659,074)     (6,116,192)     (2,210,900)**     (29,619,118)**
--------------------------------------------------------------------------------
Class B            (87,705)       (809,690)         (3,386)**         (42,195)**
--------------------------------------------------------------------------------
Class C           (150,645)     (1,425,847)        (57,407)**        (704,746)**
--------------------------------------------------------------------------------
Class S        (45,648,918)   (427,467,348)   (283,755,548)    (3,902,879,840)
--------------------------------------------------------------------------------
                             $(436,059,135)                   $(3,933,451,734)
--------------------------------------------------------------------------------

Redemption fees
--------------------------------------------------------------------------------
Class A                 --           1,667              --                 --
--------------------------------------------------------------------------------
Class B                 --             200              --                 --
--------------------------------------------------------------------------------
Class C                 --             663              --                 --
--------------------------------------------------------------------------------
Class S                 --         490,539              --                  --
--------------------------------------------------------------------------------
                              $    493,069                     $           --
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP         (25,146)    $  (240,058)         25,146*     $     320,149*
--------------------------------------------------------------------------------
Class A            128,429       1,030,602          47,836**          413,888**
--------------------------------------------------------------------------------
Class B             10,743          84,396          10,353**          138,462**
--------------------------------------------------------------------------------
Class C             67,777         545,978           2,277**           24,360**
--------------------------------------------------------------------------------
Class S         (4,068,113)    (38,405,597)    (10,472,689)      (198,088,798)
--------------------------------------------------------------------------------
                              $(36,984,679)                     $(198,191,939)
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP) to December 31, 2000.

**   For the period from May 1, 2000 (commencement of sales of Classes A, B and
     C) to December 31, 2000.

Officers and Directors
--------------------------------------------------------------------------------

William L. Givens
        o    Chairman of the Board and Director
        o    President, Twain Associates

Lynn S. Birdsong*
        o    President and Director

Shinji Fukukawa
        o    Director
        o    Chief Executive Officer of Dentsu
             Institute for Human Studies

Thomas M. Hout
        o    Director
        o    Senior Advisor, Boston Consulting
             Group

Yasuo Kanzaki
        o    Director
        o    The Nikko Research Center, Ltd.

John F. Loughran
        o    Director
        o    Director, The Finisterre Fund

Yoshihiko Miyauchi
        o    Director
        o    Chairman and CEO, ORIX Corporation

William V. Rapp
        o    Director
        o    Academic Director, International
             Relations, Yale University; Senior
             Research Associate, Columbia
             University; Managing Director, Rue
             Associates

Takeo Shiina
        o    Director
        o    Senior Advisor, IBM Japan, Ltd.

Elizabeth J. Allan*
        o    Vice President

Maureen E. Kane*
        o    Assistant Secretary

Seung Kwak*
        o    Vice President

Sean Lenihan*
        o    Vice President

Miyuki Wakatsuki*
        o    Vice President

Gina Provenzano*
        o    Vice President and Treasurer

Kathryn L. Quirk*
        o    Vice President and Secretary

John R. Hebble*
        o    Assistant Treasurer

Thomas Lally*
        o    Assistant Treasurer

Brenda Lyons*
        o    Assistant Treasurer


HONORARY DIRECTORS

William H. Gleysteen, Jr.
        o    Consultant; Guest Scholar, Brookings
             Institute

Jonathan Mason
        o    Former Chairman of the Board and
             Director, The Japan Fund, Inc.

James W. Morley
        o    Professor of Political Science Emeritus,
             Columbia University

Henry Rosovsky
        o    Former Chairman of the Board and
             Director, The Japan Fund, Inc.
        o    Geyser University Professor Emeritus,
             Harvard University

Robert G. Stone, Jr.
        o    Chairman Emeritus and Director, Kirby
             Corporation

O. Robert Theurkauf
        o    Former Director of The Japan Fund, Inc.

Hiroshi Yamanaka
        o    Former Director of The Japan Fund, Inc.
        o    Honorary Senior Advisor to the Board,
             The Meiji Mutual Life Insurance
             Company

*   Zurich Scudder Investments, Inc.

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Davis Polk & Wardwell
                      450 Lexington Avenue
                      New York, NY 10017
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
  Service Agent and
     Transfer Agent   P.O. Box 219557
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   Brown Brothers Harriman & Co.
    Fund Accounting
              Agent   40 Water Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
--------------------------------------------------------------------------------

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

                                    SCUDDER
                                  INVESTMENTS

                           222 South Riverside Plaza
                             Chicago, IL 60606-5808










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